INCOME TAXES - Current and deferred portions of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax expense	$ (5,552,745)	$ (5,026,081)	$ (1,077,877)
Deferred tax (expense) benefit	1,264,080	662,310	(1,772,670)
Income tax expense	$ (4,288,665)	$ (4,363,771)	$ (2,850,547)